UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                             Commerce Capital Funds
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-733-4544

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

THE ADVISORS'
INNER CIRCLE FUND


COMMERCE CAPITAL TREASURY OBLIGATIONS
MONEY MARKET FUND -- SERVICE CLASS SHARES
SEMI-ANNUAL REPORT
APRIL 30, 2003

[LOGO OMITTED]
COMMERCE
  CAPITAL
    MARKETS

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
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                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter to Shareholders .................................................. 1
Statement of Net Assets ................................................. 2
Statement of Operations ................................................. 4
Statement of Changes in Net Assets ...................................... 5
Financial Highlights .................................................... 6
Notes to the Financial Statements ....................................... 7
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------
April 30, 2003

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Commerce Capital Treasury Obligations Money Market Fund (the Fund) for April 30, 2003. During the six month period under review, short-term rates dropped to their lowest levels in more than four decades. The Federal Open Market Committee
(FOMC) lowered the Fed Funds target rate by 50 basis points to 1.25% at its November 6, 2002 meeting while changing its assessment of economic condition to "balanced" risk. The Fed Funds target rate remained at 1.25% throughout this six month period with the FOMC declining to give an assessment for the economy during the March 18, 2003 meeting. At that time, the members cited the then pending war with Iraq as the reason for their inability to accurately assess the economy.

During most of the period under review, economic activity remained sluggish and the labor market continued to be soft throughout. Toward the end of the six month period, economic activity began to increase although the labor market did not begin a recovery. The average weekly jobless claims remained over 400,000 and the unemployment rate was 6.0% at the end of April. The extremely low mortgage rates kept the housing market active across the country. Consumer confidence surged in April with the end of the war with Iraq. The stock market also rebounded in April while corporate credit quality remained stable. Inflation remained low and did not pose a problem for the economy.

As always, credit quality and liquidity are the primary focus in our investment strategy for the Fund. The decline in short-term interest rates impacted the yields of short-term securities purchased by the Fund. This caused a corresponding decline in the yield of the Fund. The yield of the Fund will continue to be impacted by the Federal Reserve's monetary policy. In this environment, we will continue to pursue investments that provide competitive money market returns commensurate with the Fund's objectives of preservation of principal and liquidity.

We appreciate your participation in the Fund.

Sincerely,

\s\ DIANE ALLARD
----------------

Diane Allard
Vice President/Fund Manager

STATEMENT OF NET ASSETS                                     COMMERCE CAPITAL
APRIL 30, 2003 (UNAUDITED)                                  TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

 U.S. TREASURY OBLIGATIONS -- 38.6%

                                                           FACE       MARKET
                                                          AMOUNT       VALUE
                                                       ----------- ------------

   U.S. Treasury Bills
      1.120%, 05/01/03 ............................... $10,000,000 $ 10,000,000
      1.090%, 05/08/03 ...............................  40,000,000   39,991,493
      1.100%, 05/22/03 ...............................  30,000,000   29,980,808
      1.090%, 05/29/03 ...............................  20,000,000   19,983,122
      1.140%, 06/19/03 ...............................   3,000,000    2,995,345
      1.120%, 06/26/03 ...............................  10,000,000    9,982,578
      1.100%, 07/03/03 ...............................  20,000,000   19,961,413
      1.110%, 07/10/03 ...............................  10,000,000    9,978,417
      1.110%, 07/17/03 ...............................  10,000,000    9,975,937
      1.130%, 07/24/03 ...............................  10,000,000    9,973,633
      1.120%, 07/31/03 ...............................  10,000,000    9,971,689
      1.140%, 08/07/03 ...............................   5,000,000    4,984,483
      1.080%, 10/02/03 ...............................   5,000,000    4,977,007
      1.110%, 10/09/03 ...............................   5,000,000    4,975,403
      1.150%, 10/23/03 ...............................   5,000,000    4,972,292
                                                                   ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $192,703,620) ............................              192,703,620
                                                                   ------------

 REPURCHASE AGREEMENTS -- 61.5%

   ABN-AMRO, 1.210%, dated 04/30/03, matures
      05/01/03, repurchase price
      $121,172,679 (collateralized by U.S.
      Treasury Bills,
      total market value $123,592,691) ............... 121,168,606  121,168,606
   Credit Suisse First Boston, 1.210%,
      dated 04/30/03,
      matures 05/01/03, repurchase
      price $22,000,739
      (collateralized by a U.S.
      Government Obligation,
      total market value $22,440,043) ................  22,000,000   22,000,000
   Morgan Stanley, 1.210%, dated 04/30/03,
      matures 05/01/03, repurchase price
      $21,808,330 (collateralized by U.S.
      Treasury Bills, total market value
      $22,244,221) ...................................  21,807,597   21,807,597
   Salomon Smith Barney, 1.210%,
      dated 04/30/03, matures 05/01/03,
      repurchase price $119,184,841
      (collateralized by U.S. Treasury Bills,
      total market value $121,621,743) ............... 119,180,835  119,180,835

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                            COMMERCE CAPITAL
APRIL 30, 2003 (UNAUDITED)                         TREASURY OBLIGATIONS
                                                   MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENTS -- (CONTINUED)

                                                           FACE       MARKET
                                                          AMOUNT       VALUE
                                                       ----------- ------------

   UBS Warburg, 1.210%, dated 04/30/03, matures
      05/01/03, repurchase price $22,995,083
      (collateralized by a U.S. Treasury Bill,
       total market value $23,457,072) ............... $22,994,310 $ 22,994,310
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $307,151,348) ............................              307,151,348
                                                                   ------------
   TOTAL INVESTMENTS-- 100.1%
      (Cost $499,854,968) ............................              499,854,968
                                                                   ------------

 OTHER ASSETS AND LIABILITIES -- (0.1)%

   Investment Advisory Fees Payable ..................                  (45,171)
   Administrative Fees Payable .......................                  (25,476)
   Distribution Fees Payable .........................                 (181,969)
   Other Assets and Liabilities, Net .................                    2,213
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES ................                 (250,403)
                                                                   ------------

 NET ASSETS CONSIST OF:

   Portfolio Shares of Service Class (unlimited
      authorization -- no par value)
      based on 499,605,535 outstanding shares
      of beneficial interest .........................              499,605,535
   Accumulated net realized loss on investments ......                     (970)
                                                                   ------------
   TOTAL NET ASSETS-- 100.0% .........................             $499,604,565
                                                                   ============
   Net Asset Value, Offering and
     Redemption Price Per Share ......................                    $1.00
                                                                   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                                     COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                       JANUARY 10,
                                                        2003* TO
                                                        APRIL 30,
                                                           2003
                                                       (UNAUDITED)
                                                       -----------
INVESTMENT INCOME
Interest Income ....................................   $ 619,391
                                                       ---------
   TOTAL INVESTMENT INCOME .........................     619,391
                                                       ---------
EXPENSES
Investment Advisory Fees ...........................     171,797
Administrative Fees ................................      37,019
Distribution Fees ..................................     264,427
Amortization of Deferred Offering Costs ............       6,206
Professional Fees ..................................       6,054
Transfer Agent Fees ................................       5,331
Registration and Filing Fees .......................       3,567
Custodian Fees .....................................       2,754
Printing Fees ......................................       2,536
Trustees' Fees .....................................       1,248
Other Fees .........................................       5,035
                                                       ---------
   TOTAL EXPENSES ..................................     505,974
Less:
Waiver of Investment Advisory Fees .................    (119,915)
                                                       ---------
   NET EXPENSES ....................................     386,059
                                                       ---------
NET INVESTMENT INCOME ..............................     233,332
                                                       ---------
NET REALIZED LOSS ON INVESTMENTS ...................        (970)
                                                       ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 232,362
                                                       =========

  * COMMENCEMENT OF OPERATIONS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES                                        COMMERCE CAPITAL
IN NET ASSETS                                               TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                    JANUARY 10,
                                                     2003* TO
                                                     APRIL 30,
                                                        2003
                                                    (UNAUDITED)
                                                    -----------
OPERATIONS:
   Net Investment Income .......................   $     233,332
                                                   -------------
   Net Realized Loss on Investments ............            (970)
                                                   -------------
   Net Increase in Net Assets Resulting
     from Operations ...........................         232,362
                                                   -------------
DISTRIBUTIONS:
   Net Investment Income .......................        (233,332)
                                                   -------------
   Total Distributions .........................        (233,332)
                                                   -------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Issued ......................................     735,629,190
   In Lieu of Cash Distributions ...............         233,332
   Redeemed ....................................    (236,256,987)
                                                   -------------
     Net Increase in Net Assets from
         Capital Share Transactions ............     499,605,535
                                                   -------------
     Total Increase in Net Assets ..............     499,604,565

NET ASSETS:
   Beginning of Period .........................              --
                                                   -------------
   End of Period ...............................   $ 499,604,565
                                                   =============

  * COMMENCEMENT OF OPERATIONS

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                        COMMERCE CAPITAL
APRIL 30, 2003                                              TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  JANUARY 10,
                                                                    2003* TO
                                                                 APRIL 30, 2003
                                                                   (UNAUDITED)
                                                                 --------------

Net Asset Value, Beginning of Period .............................  $   1.00
                                                                    --------
Income from Investment Operations:
   Net Investment Income .........................................      0.00**
                                                                    --------
   Total from Investment Operations ..............................      0.00**
                                                                    --------
Distributions:
   Net Investment Income .........................................      0.00**
                                                                    --------
   Total Distributions ...........................................      0.00**
                                                                    --------
Net Asset Value, End of Period ...................................  $   1.00
                                                                    ========
TOTAL RETURN+ ....................................................      0.14%
                                                                    ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) ..................................  $499,605
Ratio of Expenses to Average Net Assets ..........................      0.73%
Ratio of Net Investment Income to Average Net Assets .............      0.44%
Ratio of Expenses to Average Net Assets
   (Excluding Fee Waivers) .......................................      0.96%
Ratio of Net Investment Income to Average Net Assets
   (Excluding Fee Waivers) .......................................      0.21%

  * COMMENCEMENT OF OPERATIONS. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. ** AMOUNT IS LESS THAN $0.01 PER SHARE.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. THE
    RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD INDICATED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS                           COMMERCE CAPITAL
APRIL 30, 2003 (UNAUDITED)                                  TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 44 portfolios. The financial statements herein are those of one such fund, the Commerce Capital Treasury Obligations Money Market Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

Commerce Capital Treasury Obligations Money Market Fund commenced operations on January 10, 2003.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES --The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value in agreement with Rule 2a-7 of the Investment Company Act of 1940. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of

NOTES TO THE FINANCIAL STATEMENTS                           COMMERCE CAPITAL
APRIL 30, 2003 (UNAUDITED)                                  TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

     the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

     DEFERRED OFFERING COSTS -- Offering Costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, are being amortized over a twelve-month period from the Fund's inception on January 10, 2003.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For the period ended April 30, 2003, the Fund paid the Distributor $22,689 through a reduction in the yield earned on those repurchase agreements.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENCY AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Fund's average daily net assets up to $500 million; 0.06% of the average daily net assets from $500 million up to and including $1 billion; and 0.05% of the average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio plus $15,000 for each additional class.

The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991 as Amended and Restated November 12, 2002. The Distributor receives no fees for its distribution services under this agreement.

Commerce Bank, N.A. Corporate Trust Department serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Service Class Shares pursuant to Rule 12b-1 of the

NOTES TO THE FINANCIAL STATEMENTS                           COMMERCE CAPITAL
APRIL 30, 2003 (UNAUDITED)                                  TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------
Investment Company Act of 1940. The Plan provides for payment of fees to the Distributor at an annual rate of 0.50% of the average daily net assets of the Service Class Shares. Such fees are then paid to the Sub-Distributor for services provided.

Forum Shareholder Services LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Commerce Capital Markets, Inc. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser receives an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 20, 2003, the Adviser received an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.73% of the average daily net assets of the Fund. Fee waivers are voluntary and may be terminated at any time upon sixty days written notice to the Fund.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

7. CONCENTRATION OF CREDIT RISK:

The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in government securities and securities backed by the U.S. Government. The summary of credit quality rating for securities held by the Fund at April 30, 2003 is as follows:

                             S & P                  MOODY'S
                       ---------------         ---------------
                       A1+      100.0%         P1       100.0%
                                ------                  ------
                                100.0%                  100.0%
                                ======                  ======

                             COMMERCE CAPITAL FUNDS
                                  P.O. Box 446
                               Portland, ME 04112

                                    ADVISER:
                         Commerce Capital Markets, Inc.
                               One Commerce Square
                          2005 Market Street, Suite 200
                             Philadelphia, PA 19103

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                              INDEPENDENT AUDITORS:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103


          This information must be preceded or accompanied by a current prospectus for the Fund described.

CCF-SA-003-010

ITEM 2.    CODE OF ETHICS.

Not applicable at this time.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEMS 4-6. (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               \s\ James R. Foggo
                                        ----------------------------------------
                                        James R. Foggo, President

Date 7/1/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ James R. Foggo
                                        ----------------------------------------
                                        James R. Foggo, President

Date 7/1/03


By (Signature and Title)*               \s\ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.